RELATED PARTY TRANSACTIONS (Schedule of Fees Incurred with Related Parties) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) tanker	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Management fee, percentage	1.25%
Number of product tankers operating on time charter for which company pays management fee | tanker	4
Number of Suezmax tankers for which company pays management fee | tanker	3
Number of Suezmax tankers operating in the spot market for which company pays management fee | tanker	2
Vessel Management Fees	$ 28,623	$ 30,276	$ 33,092
Administration Services Fees	740	1,178	1,484
Due to related parties	1,295	2,724
Frontline
Related Party Transaction [Line Items]
Vessel Management Fees	7,794	8,893	11,758
Newbuilding Supervision Fees	132	0	0
Commissions and Brokerage	260	364	291
Administration Services Fees	159	82	201
Golden Ocean
Related Party Transaction [Line Items]
Vessel Management Fees	20,440	20,496	20,440
Administration Services Fees	56	70	30
Operating Management Fees	389	887	894
Due to related parties	36	23
Seatankers
Related Party Transaction [Line Items]
Administration Services Fees	226	520	739
Credit Note	300
Front Ocean
Related Party Transaction [Line Items]
Administration Services Fees	23	0	0
Seatankers Management Norway AS
Related Party Transaction [Line Items]
Office Facilities	112	94	104
Frontline Management AS
Related Party Transaction [Line Items]
Office Facilities	252	186	198
Frontline Corporate Services Ltd.
Related Party Transaction [Line Items]
Administration Services Fees	187	226	212
Frontline Shipping Singapore PTE Ltd
Related Party Transaction [Line Items]
Administration Services Fees	19	0	$ 0
Frontline Management and Frontline Management AS
Related Party Transaction [Line Items]
Due to related parties	$ 40	$ 70